SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Class A Redeemable ordinary shares
Accounting Policy [Line Items]
Numerator: Allocation of net income, as adjusted	$ (426,453)	$ 220,790	$ (450,785)	$ 551,034	$ 999,399	$ 145,133	$ 1,918,436
Basic weighted average shares outstanding (in shares)	2,236,713	10,000,000	2,236,713	10,000,000	10,000,000	6,277,876	10,000,000
Diluted weighted average shares outstanding (in shares)	2,236,713	10,000,000	2,236,713	10,000,000	10,000,000	6,277,876	10,000,000
Basic net (loss) income per ordinary share (in dollars per share)	$ (0.19)	$ 0.02	$ (0.2)	$ 0.06	$ 0.1	$ 0.02	$ 0.19
Diluted net (loss) income per ordinary share (in dollars per share)	$ (0.19)	$ 0.02	$ (0.2)	$ 0.06	$ 0.1	$ 0.02	$ 0.19
Class B Non-redeemable ordinary shares
Accounting Policy [Line Items]
Numerator: Allocation of net income, as adjusted	$ (1,224,436)	$ 141,793	$ (1,294,299)	$ 353,878	$ 641,822
Basic weighted average shares outstanding (in shares)	6,422,078	6,422,078	6,422,078	6,422,078	6,422,078
Diluted weighted average shares outstanding (in shares)	6,422,078	6,422,078	6,422,078	6,422,078	6,422,078
Basic net (loss) income per ordinary share (in dollars per share)	$ (0.19)	$ 0.02	$ (0.2)	$ 0.06	$ 0.1
Diluted net (loss) income per ordinary share (in dollars per share)	$ (0.19)	$ 0.02	$ (0.2)	$ 0.06	$ 0.1
Class A and Class B non-redeemable ordinary share
Accounting Policy [Line Items]
Numerator: Allocation of net income, as adjusted						$ 148,467	$ 1,232,035
Basic weighted average shares outstanding (in shares)						6,422,078	6,422,078
Diluted weighted average shares outstanding (in shares)						6,422,078	6,422,078
Basic net (loss) income per ordinary share (in dollars per share)						$ 0.02	$ 0.19
Diluted net (loss) income per ordinary share (in dollars per share)						$ 0.02	$ 0.19